INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Income Tax [Line Items]
Computed "expected" tax expense (benefit)	(34.00%)	(34.00%)
State income taxes	0.00%	0.00%
Permanent differences	5.02%	4.53%
Change in valuation allowance	28.98%	29.47%
Effective tax rate	0.00%	0.00%